Form N-1A Cover	Oct. 28, 2024
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	Invesco Exchange-Traded Fund Trust II
Entity Central Index Key	0001378872
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 28, 2024
Prospectus Date	Dec. 20, 2023
Supplement to Prospectus [Text Block]
INVESCO EXCHANGE-TRADED FUND TRUST II
SUPPLEMENT DATED OCTOBER 28, 2024 TO THE PROSPECTUSES
DATED DECEMBER 20, 2023 OF:
Invesco ESG NASDAQ Next Gen 100 ETF (QQJG)
(the “Fund”)
The Fund’s classification has changed from “non-diversified” to “diversified,” and therefore the Fund is now required to meet certain diversification requirements under the Investment Company Act of 1940. Effective immediately, all references in the Fund’s Summary Prospectus and Statutory Prospectus with regard to the Fund being “non-diversified” are hereby deleted in their entirety.